7. Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2014
ZHEJIANG TIANLAN
Cost and estimated earnings in excess of billings
	2014	2013
	RMB’000	RMB’000

Contracts costs incurred plus estimated earnings	207,632	548,026
Less: Progress billings	(53,723)	(424,397)

Cost and estimated earnings in excess of billings	153,909	123,629

ZHEJIANG JIAHUAN
Cost and estimated earnings in excess of billings

	2014	2013
	RMB’000	RMB’000

Prepayments and other receivables	11,333	5,141
Deposits	3,067	3,185

	14,400	8,326